As filed with the Securities and Exchange Commission on October
29, 2008.

                                      File Nos.   033-11444
                                                  811-04986

                SECURITIES AND EXCHANGE COMMISSION
                    WASHINGTON, D.C. 20549

                           FORM N-1A

    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

                             ---

Post-Effective Amendment No. 46                   (X)

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.               48                   (X)

              FRANKLIN INVESTORS SECURITIES TRUST
        (Exact Name of Registrant as Specified in Charter)

          ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
      (Address of Principal Executive Offices)(Zip Code)

                    (650) 312-2000
    Registrant's Telephone Number, Including Area Code

 CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[X] on November 3, 2008 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(i)
[ ] on (date) pursuant to paragraph (a)(i)
[ ] 75 days after filing pursuant to paragraph (a)(ii)
[ ] on (date) pursuant to paragraph (a)(ii)of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant's prospectus and statements of additional
information dated March 1, 2008, for the Franklin Balanced Fund,
Franklin Convertible Securities Fund, Franklin Equity Fund,
Franklin Limited Maturity U.S. Government Securities Fund, and
Franklin Real Return Fund as filed with the Securities and
Exchange Commission ("SEC") under Form Type 485BPOS on February
26, 2008 (Accession number 0000809707-08-000009), are hereby incorporated by reference. (File Nos. 033-11444 and 811-04986.)

The Registrant's supplement dated March 1, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on February 29, 2008 (Accession number 0000773478-08-
00004), is also incorporated by reference. (File Nos. 033-11444 and 811-04986.)

The Registrant's supplement dated April 16, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on April 16, 2008 (Accession number 0000225375-08-000007), is also incorporated by reference. (File Nos. 033-11444 and 811-
04986.)

The Registrant's supplement dated May 15, 2008, as filed with the
Securities and Exchange Commission ("SEC") under Form Type 497 on
May 16, 2008 (Accession number 0000809707-08-000019), is also incorporated by reference. (File Nos. 033-11444 and 811-04986.)

The Registrant's supplement dated July 1, 2008, as filed with the
Securities and Exchange Commission ("SEC") under Form Type 497 on
June 10, 2008 (Accession number 0000912291-08-000013), is also incorporated by reference. (File Nos. 033-11444 and 811-04986.)

The Registrant's supplement dated June 25, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on June 25, 2008 (Accession number 0000225375-08-000015), is also incorporated by reference. (File  Nos. 033-11444 and 811-
04986.)

The Registrant's supplement dated June 25, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form Type
497 on June 25, 2008 (Accession number 0000225375-08-000016), is also incorporated by reference. (File Nos. 033-11444 and 811-
04986.)

The Registrant's supplement dated September 23, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form
Type 497 on September 23, 2008 (Accession number 0000809707-08-
000028), is also incorporated by reference. (File Nos. 033-
11444 and 811-04986.)

The Registrant's supplement dated September 19, 2008, as filed with the Securities and Exchange Commission ("SEC") under Form
Type 497 on September 23, 2008 (Accession number 0001124459-08-
000043), is also incorporated by reference. (File Nos. 033-
11444 and 811-04986.)

This post-effective amendment ("Amendment") is being filed
pursuant to Rule 485(b)(1)(vii) under the Securities and
Exchange Act of 1933 to supplement the Registration Statement of
Registrant to add Class C shares to Franklin Real Return Fund.
This Amendment relates only to the prospectus and statement of additional information and exhibits included in this Amendment and does not otherwise delete, amend, or supersede any
information contained in the Registration Statement.

As stated on the Facing Page, this Amendment also updates the
Investment Company Act of 1940 registration.

FIST1 P-2

     AMENDMENT DATED NOVEMBER 3, 2008
TO THE PROSPECTUS DATED MARCH 1, 2008
OF
FRANKLIN INVESTORS SECURITIES TRUST

     (Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The prospectus is amended as follows:

I. As of November 3, 2008, the Franklin Real Return Fund offers three classes of shares, Class A, Class C and Advisor Class. All references to Class C shares will also apply to Franklin Real Return Fund.

II. For Franklin Real Return Fund, the sections entitled “Performance - Class A Annual Total Returns,” “Performance - Average Annual Total Returns,” and “Fees and Expenses,” beginning on page 79 are replaced with the following:

CLASS A ANNUAL TOTAL RETURNS1

Best Quarter:	Q3	’07	3.45%
Worst Quarter:	Q1	’05	-0.67%

AVERAGE ANNUAL TOTAL RETURNS	For the periods ended December 31, 2007
		Since
		Inception
	1 Year	(11/17/04)

Franklin Real Return Fund - Class A2
Return Before Taxes	5.53%	5.01%
Return After Taxes on Distributions	3.84%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares	3.63%	3.40%
Lehman Brothers U.S. TIPS Index[3]	11.63%	5.21%
CPI for Urban Consumers NSA[4]	4.08%	3.10%
(indices reflect no deduction for fees, expenses, or taxes)

		Since
		Inception
	1 Year	(11/17/04)

Franklin Real Return Fund - Class C2,5	8.24%	5.58%
Lehman Brothers U.S. TIPS Index[3]	11.63%	5.21%
CPI for Urban Consumers NSA[4]	4.08%	3.10%

		Since
		Inception
	1 Year	(11/17/04)

Franklin Real Return Fund - Advisor Class	10.40%	6.74%
Lehman Brothers U.S. TIPS Index[3]	11.63%	5.21%
CPI for Urban Consumers NSA[4]	4.08%	3.10%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your particular tax situation and may differ from those shown.

These after-tax return figures do not apply to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The Fund’s past performance, before and after taxes, is not necessarily an indication of how it will perform in the future.

After-tax returns are shown only for Class A; after-tax returns for other classes of shares will vary.

1. Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was 0.69%.

2. Figures reflect sales charges.

3. Source: Morningstar, Inc. The unmanaged Lehman Brothers U.S. TIPS Index comprises U.S. Treasury inflation protected securities rated investment grade (Baa3 or better) with at least one year to final maturity and at least $250 million par amount outstanding. It includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

4. Source: Morningstar, Inc. The unmanaged Consumer Price Index (CPI) for Urban Consumers (All Items) NSA, calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate. The all urban consumers group represents about 87% of the total U.S. population. It is based on the expenditures of almost all residents of urban or metropolitan areas, including professionals, the self-employed, the poor, the unemployed and retired persons as well as urban wage earners and clerical workers. The figure quoted is non-seasonally adjusted (NSA). One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio.

5. Before November 3, 2008, only Class A and Advisor Class shares were offered. Advisor Class shares were offered without a sales charge and Rule 12b-1 fees. The returns for Class C reflect a restatement of Advisor Class returns to include the Rule 12b-1 fees of Class C as though each was in effect from the Fund’s inception.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	(fees paid directly from your investment)
			Advisor
	Class A	Class C	Class

Maximum sales charge (load) as a percentage of offering price	4.25%[1]	1.00%	None
Load imposed on purchases	4.25%[1]	None	None
Maximum deferred sales charge (load)	None[2]	1.00%	None

Please see “Choosing a Share Class” beginning on page 95 for an explanation of how and when these sales charges apply.

ANNUAL FUND OPERATING EXPENSES	(expenses deducted from Fund assets)
			Advisor
	Class A	Class C3	Class

Management fees[4]	0.42%	0.42%	0.42%
Distribution and service (12b-1) fees	0.25%	0.65%	None
Other expenses	0.44%	0.44%	0.44%

Total annual Fund operating expenses[4]	1.11%	1.51%	0.86%
Management and administration fee reduction[4]	-0.21%	-0.21%	-0.21%
Net annual Fund operating expenses[4]	0.90%	1.30%	0.65%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

2. There is a 0.75% contingent deferred sales charge that applies to investments of $1 million or more (see page 101) and purchases by certain retirement plans without an initial sales charge.

3. The Fund will begin offering Class C shares on November 3, 2008. Total annual Fund operating expenses are based on the expenses for the Fund’s Class A shares for the fiscal year ended October 31, 2007.

4. The investment manager and administrator have contractually agreed to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that common expenses (i.e., a combination of investment management fees, fund administration fees, and other expenses, but excluding Rule 12b-1 fees) for each class of the Fund do not exceed 0.65% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until February 28, 2009.

Example

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

  You invest $10,000 for the periods shown;
  Your investment has a 5% return each year; and
  The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years

Class A	$513[1]	$743	$1,701
Class C	$268	$564	$986
Advisor Class	$66	$253	$1,041

1. Assumes a contingent deferred sales charge (CDSC) will apply.

III. For Franklin Balanced Fund:

(a) Footnote 1 on page 12 under the “Performance” section is revised as follows:

Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -20.33%.

(b) The “Financial Highlights” tables beginning on page 17 are revised to add the following:

				Advisor
Six Months Ended April 30, 2008 (unaudited)	Class A	Class C	Class R	Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.36	$11.30	$11.36	$11.38
Income from investment operations[a]:
Net investment income[b]	0.19	0.15	0.18	0.20
Net realized and unrealized gains (losses)	(0.64)	(0.64)	(0.64)	(0.63)
Total from investment operations	(0.45)	(0.49)	(0.46)	(0.43)
Less distributions from:
Net investment income	(0.24)	(0.20)	(0.23)	(0.26)
Net realized gains	(0.24)	(0.24)	(0.24)	(0.24)
Total distributions	(0.48)	(0.44)	(0.47)	(0.50)
Redemption fees	—[e]	—[e]	—[e]	—[e]

Net asset value, end of period	$10.43	$10.37	$10.43	$10.45

Total return[c]	(3.88)%	(4.27)%	(4.00)%	(3.71)%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.21%	1.88%	1.41%	0.91%
Expenses net of waiver and payments by affiliates	1.01%	1.68%	1.21%	0.71%
Net investment income	3.62%	2.95%	3.42%	3.92%
Supplemental data
Net assets, end of period (000’s)	$50,760	$8,387	$18	$1,343
Portfolio turnover rate	28.52%	28.52%	28.52%	28.52%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

IV. For Franklin Convertible Securities Fund:

(a) Footnote 1 on page 29 under the “Performance” section is revised as follows:

Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -19.50% .

(b) The “Financial Highlights” tables beginning on page 34 are revised to add the following:

Six Months Ended April 30, 2008 (unaudited)	Class A	Class C

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.14	$16.98
Income from investment operations[a]:
Net investment income[b]	0.20	0.14
Net realized and unrealized gains (losses)	(1.27)	(1.26)
Total from investment operations	(1.07)	(1.12)
Less distributions from:
Net investment income	(0.24)	(0.18)
Net realized gains	(0.58)	(0.58)
Total distributions	(0.82)	(0.76)
Redemption fees	—[e]	—[e]

Net asset value, end of period	$15.25	$15.10

Total return[c]	(6.19)%	(6.57)%
Ratios to average net assets[d]
Expenses	0.87%	1.62%
Expenses net of payments by affiliates	0.87%[f]	1.62%[f]
Net investment income	2.68%	1.93%
Supplemental data
Net assets, end of period (000’s)	$664,881	$245,896
Portfolio turnover rate	15.81%	15.81

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

fBenefit of expense reduction rounds to less than 0.01%.

V. For Franklin Equity Income Fund:

(a) Footnote 1 on page 46 under the “Performance” section is revised as follows:

Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was -20.21%.

(b) The “Financial Highlights” tables beginning on page 52 are revised to add the following:

Six Months Ended April 30, 2008 (unaudited)	Class A	Class B	Class C	Class R

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$22.41	$22.30	$22.31	$22.43
Income from investment operations[a]:
Net investment income[b]	0.22	0.15	0.15	0.21
Net realized and unrealized gains (losses)	(2.34)	(2.32)	(2.32)	(2.37)
Total from investment operations	(2.12)	(2.17)	(2.17)	(2.16)
Less distributions from:
Net investment income	(0.27)	(0.19)	(0.19)	(0.24)
Net realized gains	(0.96)	(0.96)	(0.96)	(0.96)
Total distributions	(1.23)	(1.15)	(1.15)	(1.20)
Redemption fees	—[e]	—[e]	—[e]	—[e]

Net asset value, end of period	$19.06	$18.98	$18.99	$19.07

Total return[c]	(9.45)%	(9.75)%	(9.75)%	(9.59)%
Ratios to average net assets[d]
Expenses	0.93%[f]	1.68%[f]	1.68%[f]	1.18%[f]
Net investment income	2.33%	1.58%	1.58%	2.08%
Supplemental data
Net assets, end of period (000’s)	$733,815	$35,780	$132,582	$8,125
Portfolio turnover rate	18.56%	18.56%	18.56%	18.56%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

fBenefit of expense reduction rounds to less than 0.01%.

For Franklin Limited Maturity U.S. Government Securities Fund:

(a) Footnote 1 on page 62 under the “Performance” section is revised as follows:

Figures do not reflect sales charges. If they did, returns would be lower. As of September 30, 2008, the Fund’s year-to-date return was 2.61% .

(b) The “Financial Highlights” tables beginning on page 67 are revised to add the following:

		Advisor
Six Months Ended April 30, 2008 (unaudited)	Class A	Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.00	$9.99
Income from investment operations[a]:
Net investment income[b]	0.19	0.20
Net realized and unrealized gains (losses)	0.23	0.22
Total from investment operations	0.42	0.42
Less distributions from Net investment income	(0.22)	(0.22)
Redemption fees	—[e]	—[e]

Net asset value, end of period	$10.20	$10.19

Total return[c]	4.20%	4.36%
Ratios to average net assets[d]
Expenses	0.86%	0.76%[f]
Net investment income	3.77%	3.87%
Supplemental data
Net assets, end of period (000’s)	$222,158	$24,260
Portfolio turnover rate	12.60%	12.60%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchase of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

fBenefit of expense reduction rounds to less than 0.01%.

For Franklin Real Return Fund:

The “Financial Highlights” tables beginning on page 84 are revised to add the following:

		Advisor
Six Months Ended April 30, 2008 (unaudited)	Class A	Class

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$10.64	$10.65
Income from investment operations[a]:
Net investment income[b]	0.18	0.20
Net realized and unrealized gains (losses)	0.42	0.43
Total from investment operations	0.60	0.63
Less distributions from:
Net investment income	(0.27)	(0.29)
Net realized gains	(0.03)	(0.03)
Tax return of capital	—	—
Total distributions	(0.30)	(0.32)
Redemption fees	—[e]	—[e]

Net asset value, end of period	$10.94	$10.96

Total return[c]	5.78%	5.89%
Ratios to average net assets[d]
Expenses before waiver and payments by affiliates	1.09%	0.84%
Expenses net of waiver and payments by affiliates and expense reduction	0.90%f	0.65%f
Net investment income	3.40%	3.65%
Supplemental data
Net assets, end of period (000’s)	$152,643	$33,961
Portfolio turnover rate	10.09%	10.09%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations in the annual report for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

bBased on average daily shares outstanding.

cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

dRatios are annualized for periods less than one year.

eAmount rounds to less than $0.01 per share.

fBenefit of expense reduction rounds to less than 0.01%.

VIII. The paragraph under “Distribution and Service (12b-1) Fees” on page 102 is revised as follows: Class C has a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Balanced Fund, Convertible Fund and the Equity Fund to pay distribution and other fees of up to 1% per year for the sale of Class C shares and Real Return Fund to pay distribution and other fees of up to 0.65% per year for the sale of Class C shares for services provided to shareholders. Because these fees are paid out of Class C’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

IX. The table under “Dealer Compensation – Real Return Fund” on page 133 is revised as follows:

Real Return Fund
	Class A		Class C

Commission (%)		—	1.00[6]
Investment under $100,000		4.00
$100,000 but under $250,000		2.80
$250,000 but under $500,000		2.00
$500,000 but under $1 million		1.60
$1 million or more	up to	0.75[1]
12b-1 fee to dealer		0.25[1]	1.00[7]

1. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

6. Commission includes advance of the first year’s 0.15% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.

7. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 1% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

Please keep this supplement for future reference.

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FIST1 SA-3

     SUPPLEMENT DATED NOVEMBER 3, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED MARCH 1, 2008
OF
FRANKLIN INVESTORS SECURITIES TRUST

     (Franklin Balanced Fund, Franklin Convertible Securities Fund, Franklin Equity Income Fund, Franklin Limited Maturity U.S. Government Securities Fund, Franklin Real Return Fund)

The statement of additional information is amended as follows:

I. As of November 3, 2008, the Franklin Real Return Fund offers three classes of shares, Class A, Class C and Advisor Class. All references to Class C shares will also apply to Franklin Real Return Fund.

II. The second paragraph on page 1 is revised as follows:

The audited financial statements and Report of Independent Registered Public Accounting Firm in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2007, and the unaudited financial statements in the Funds’ Semiannual Report to Shareholders for the period ended April 30, 2008, are incorporated by reference (are legally a part of this SAI).

III. The second paragraph under “Organization, Voting Rights and Principal Holders” on page 59 is replaced with the following:

The Convertible Fund currently offers two classes of shares, Class A and Class C. The Equity Fund currently offers four classes of shares, Class A, Class B, Class C and Class R. New or additional investments into Class B are no longer permitted. Existing shareholders of Class B shares may continue as Class B shareholders, continue to reinvest dividends into Class B shares and exchange their Class B shares for Class B shares of other Franklin Templeton funds as permitted by the current exchange privileges. The Limited Maturity Fund currently offers two classes of shares, Class A and Advisor Class. The Real Return Fund currently offers three classes of shares, Class A, Class C and Advisor Class. The Real Return Fund will begin offering Class C shares on or about November 3, 2008. The Funds may offer additional classes of shares in the future. The full title of each class is:

  Franklin Balanced Fund - Class A
  Franklin Balanced Fund - Class C
  Franklin Balanced Fund - Class R
  Franklin Balanced Fund - Advisor Class
  Franklin Convertible Securities Fund - Class A
  Franklin Convertible Securities Fund - Class C
  Franklin Equity Income Fund - Class A
  Franklin Equity Income Fund - Class B
  Franklin Equity Income Fund - Class C
  Franklin Equity Income Fund - Class R
  Franklin Limited Maturity U.S. Government Securities Fund - Class A
  Franklin Limited Maturity U.S. Government Securities Fund - Advisor Class
  Franklin Real Return Fund - Class A
  Franklin Real Return Fund - Class C
  Franklin Real Return Fund - Advisor Class

IV. The sixth paragraph under “Organization, Voting Rights and Principal Holders” beginning on page 59 is replaced with the following:

As of October 9, 2008, the principal shareholders of the Funds, beneficial or of record, were:

		Percentage
Name and Address	Share Class	(%)

Balanced Fund
Franklin Advisers, Inc.[1]	A	27.90
One Franklin Parkway
San Mateo, CA 94403-1906

Franklin Advisers, Inc.[1]	R	60.69
One Franklin Parkway
San Mateo, CA 94403-1906

		Percentage
Name and Address	Share Class	(%)

Balanced Fund (cont’d.)
FTB&T Custodian for the Rollover	R	22.26
IRA of David Ghandehari
1744 Lark Lane
Sunnyvale, CA 94087-4827

1

		Percentage
Name and Address	Share Class	(%)

Balanced Fund (cont’d.)
John P. Hollister, Trustee	R	15.84
Employers Association
457 Def. Comp. Plan
5800 Monroe St. Bldg. F
Sylvania, OH 43560-2263

FTB&T Custodian for the IRA	Advisor	14.17
of Wes F. Wood
18 Harrington Road
Moraga, CA 94556-2817

Perks Family Living Trust	Advisor	58.05
Edward D. Perks and
Maggie P. Perks Trustee
227 W. Bellevue Ave.
San Mateo, CA 94402-1101

Convertible Securities Fund
Ginn Family Trust	Advisor	11.08
Samuel L. Ginn
400 S. El Camino Real
San Mateo, CA 94402-1740

FTB&T Custodian for the Rollover	Advisor	5.00
IRA of Edwin Lock
2238 30th Ave.
San Francisco, CA 94116-1713

FTB&T Custodian for the	Advisor	8.48
Sep-IRA of GJ Holmes Inc.
FBO Gary J. Holmes
3104 pass A Grille Way
Saint Pete Beach, FL 33706-4068

Sally R. Muschott Rev. Trust	Advisor	11.76
Sally R. Muschott Trustee
700 Coldstream Ct.
Naples, FL 34104-4732

Muschott Family Rev. Living Trust	Advisor	29.44
Alan E. Muschott and
Terri K. Muschott Trustees
2135 Prospect St.
Menlo Park, CA 94025-6269

		Percentage
Name and Address	Share Class	(%)

Equity Income Fund
Frank M. Felicelli and	Advisor	19.38
Jane E. Felicelli Trustees
Felicelli Rev. Trust
15 Stirling Drive
Danville, CA 94526-2922

Rupert H. Johnson, Jr. Trust	Advisor	6.29
Rupert H. Johnson, Jr. Trustee
One Franklin Parkway
San Mateo, CA 94403-1906

FTB&T Custodian for the IRA	Advisor	5.09
of Michael A. Stephens
913 Fleetwood Drive
San Mateo, CA 94403-1974

Muschott Family Rev. Living Trust	Advisor	13.68
Alan E. Muschott and
Terri K. Muschott Trustees
2135 Prospect St.
Menlo Park, CA 94025-6269

Limited Maturity Fund
Ellard and Company	Advisor	34.29
c/o Fiduciary Trust
Company International
P.O. Box 3199
Church Street Station
New York, NY 10008-3199

Franklin Stable Value	Advisor	44.56
FT 529 College Savings Plan
500 East Broward Blvd., Floor 13
Fort Lauderdale, FL 33394-3091

Franklin Real Return Fund
Ellard and Company	Advisor	18.99
c/o Fiduciary Trust
Company International
Church Street Station
P.O. Box 3199
New York, NY 10008-3199

1. Franklin Advisers, Inc. (Advisers) is a California corporation and is wholly owned by Franklin Resources, Inc. (Resources). Charles B. Johnson and Rupert H. Johnson, Jr., who are officers and/or trustees of the Trust, may be considered beneficial holders of the Balanced Fund shares held by Advisers. As principal shareholders of Resources, they may be able to control the voting of Advisers’ shares of the Fund.

From time to time, the number of Fund shares held in the “street name” accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the best knowledge of the Fund, no other person holds beneficially or of record more than 5% of the outstanding shares of any class other than set forth above.

IV. The eighth paragraph under “Organization, Voting Rights and Principal Holders” on page 60 is replaced with the following:

As of October 9, 2008, the officers and board members, as a group, owned of record and beneficially less than 1% of the outstanding shares of each Fund and class. The board members may own shares in other funds in Franklin Templeton Investments.

2

V. The paragraph on page 69 beginning with “The Class B (Equity Fund only), C (Balanced Fund,…” is replaced with the following:

The Class B (Equity Fund only), C (Balanced Fund, Convertible Fund, Equity Fund and Real Return Fund), and R (Balanced Fund and Equity Fund only) plans. The Equity Fund, Balanced Fund and Convertible Fund pay Distributors up to 1% per year of the Class B and Class C’s average daily net assets, out of which 0.25% may be paid for services to the shareholders (service fees). The Real Return Fund pays Distributors up to 0.65% per year of the Class C’s average daily net assets, out of which 0.15% may be paid for services to the shareholders (service fees). For Class R shares, the Balanced and Equity Funds pay Distributors up to 0.50% per year of the class’s average daily net assets. The Class B, C and R plans also may be used to pay Distributors for advancing commissions to securities dealers with respect to the initial sale of Class B, C and R shares. Class B plan fees payable to Distributors are used by Distributors to pay for ongoing shareholder servicing and to pay third party financing entities that have provided financing to Distributors in connection with advancing commissions to securities dealers. Resources owns a minority interest in one of the third party financing entities.

Please keep this supplement for future reference.

3

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              FRANKLIN INVESTORS SECURITIES TRUST
                FILE NOS. 033-11444 & 811-04986

                            FORM N-1A

                             PART C
                       OTHER INFORMATION

Item 23.  Exhibits.

The following exhibits are incorporated by reference to the
previously filed document indicated below, except as noted:

(a)  Agreement and Declaration of Trust

     (i)  Agreement and Declaration of Trust of Franklin
          Investors Securities Trust, a Delaware statutory trust
          dated October 18, 2006
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

     (ii) Certificate of Trust of Franklin Investors Securities
          Trust, a Delaware statutory trust, dated October 18,
          2006
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(b)  By-Laws

     (i)  By-Laws of Franklin Investors Securities Trust, a
          Delaware statutory trust effective as of October 18,
          2006
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(c)  Instruments Defining Rights of Security Holders

     Not Applicable

(d)  Investment Advisory Contracts

     (i)  Form  of Investment Management Agreement between the
          Registrant on behalf of Franklin Adjustable U.S.
          Government Securities Fund and Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43  to
          Registration Statement on Form N-1A
          File  No. 033-11444
          Filing Date: February 26, 2008

     (ii) Form  of Investment Management Agreement between the
          Registrant on behalf of Franklin Balanced Fund and
          Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File  No. 033-11444
          Filing Date: February 26, 2008

    (iii) Form of Investment Management Agreement  between the
          Registrant, on behalf of Franklin Convertible
          Securities Fund and Franklin Equity Income Fund, and
          Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43  to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

     (iv) Form of Investment Management Agreement between the
          Registrant on behalf of Franklin Floating Rate Daily
          Access Fund and Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File  No. 033-11444
          Filing Date: February 26, 2008

     (v)  Form of Investment Management Agreement between the
          Registrant on behalf of Franklin Limited Maturity U.S.
          Government Securities Fund and Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43  to
          Registration Statement on Form N-1A
          File  No. 033-11444
          Filing Date: February 26, 2008

     (vi) Form of Investment Management Agreement between the
          Registrant on behalf of Franklin Low Duration Total
          Return Fund and Franklin Advisers, Inc.
          Filing:   Post-Effective Amendment No. 43  to
          Registration Statement on Form N-1A
          File  No. 033-11444
          Filing Date: February 26, 2008

    (vii) Form of Investment Management Agreement between the
          Registrant on behalf of Franklin Real Return Fund and
          Franklin Advisers, Inc.
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

   (viii) Form of Investment Management Agreement between the
          Registrant on behalf of Franklin Total Return Fund and
          Franklin Advisers, Inc.
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(e) Underwriting Contracts

   (i)    Form of Distribution Agreement between Registrant and
          Franklin/Templeton Distributors, Inc.
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

   (ii)   Form of Selling Agreements between Franklin/Templeton
          Distributors, Inc., and Securities Dealers dated
          November 1,  2003
          Filing: Post-Effective Amendment No. 36 to
          Registration Statement on Form N-1A
          File No. 002-11346
          Filing Date: September 3, 2004

   (iii)  Amendment dated May 15, 2007 to form of Selling
          Agreement between Franklin/Templeton Distributors,
          Inc., and Securities Dealers dated November 1, 2003
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(f) Bonus or Profit Sharing Contracts

    Not Applicable

(g) Custodian Agreements

    (i)   Master Custodian Agreement between Registrant and Bank
          of New York dated February 16, 1996
          Filing: Post-Effective Amendment No. 11 to
          Registration Statement on Form N-1A
          File No. 033-31326
          Filing Date: March 8,  1996

    (ii)  Amendment dated May 7, 1997 to Master Custody
          Agreement between Registrant and Bank of New York
          dated February 16, 1996
          Filing: Post-Effective Amendment No. 17 to
          Registration Statement on Form N-1A
          File No. 033-31326
          Filing Date: February 27, 1998

    (iii) Amendment dated February 27, 1998 to Master Custody
          Agreement between Registrant and Bank of New York
          dated February 16, 1996
          Filing: Post-Effective Amendment No. 21 to
          Registration Statement on Form N-1A
          File No. 033-31326
          Filing Date: February 27, 2001

    (iv)  Amendment dated May 16, 2001, to the Master Custody
          Agreement between Registrant and Bank of New York
          dated February 16, 1996
          Filing: Post-Effective Amendment No. 30 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: December 19, 2001

    (v)   Amendment dated May 1, 2008, to Exhibit A of the
          Master Custody Agreement between Registrant and Bank
          of New York dated February 16, 1996
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

    (vi)  Amended and Restated Foreign Custody Manager Agreement
          between Registrant and Bank of New York as of
          May 16, 2001
          Filing: Post-Effective Amendment No. 30 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date:  December 19,  2001

    (vii) Amendment dated May 1, 2008, to Schedule 1 of the
          Amended  and Restated Foreign Custody Manager Agreement
          between  Registrant and Bank of New York made as of May
          16, 2001
          Filing:  Post-Effective Amendment No. 43 to
          Registration  Statement on Form N-1A
          File No. 033-11444
          Filing Date:  February 26, 2008

   (viii) Amendment dated March 19, 2007, to Schedule 2 of the
          Amended and Restated Foreign Custody Manager Agreement
          between Registrant and Bank of New York made as
          of May 16, 2001
          Filing:  Post-Effective Amendment No. 43 to
          Registration  Statement on Form N-1A
          File No. 033-11444
          Filing Date:  February 26, 2008

     (ix) Terminal Link Agreement between Registrant and Bank of
          New York dated February 16, 1996
          Filing:  Post-Effective Amendment No. 11 to
          Registration  Statement on Form N-1A
          File No. 033-31326
          Filing Date:  March 8, 1996

(h) Other Material Contracts

     (i)  Form of Subcontract for Fund Administrative Services
          between Franklin Advisers, Inc. and Franklin Templeton
          Services, LLC
          Filing:  Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date:  February 26, 2008

     (ii) Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Adjustable U.S.
          Government Securities Fund and Franklin Advisers, Inc.
          Filing:  Post-Effective Amendment No. 43 to
          Registration  Statement on Form N-1A
          File No. 033-11444
          Filing Date:  February 26,  2008

     (iv) Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Balanced Fund, and
          Franklin Templeton Services, LLC
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

    (iv)  Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Floating Rate Daily
          Access Fund, and Franklin Templeton Services, LLC
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

    (v)   Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Low Duration Total
          Return Fund, and Franklin Templeton Services, LLC
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

    (vi)  Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Real Return Fund,
          and Franklin Templeton Services, LLC
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

    (vii) Form of Fund Administration Agreement between
          Registrant, on behalf of Franklin Total Return Fund,
          and Franklin Templeton Services, LLC
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(i) Legal Opinion

    (i)   Legal Opinion dated February 25, 2008
          Filing: Post-Effective Amendment No. 43 to
          Registration Statement on Form N-1A
          File No. 033-11444
          Filing Date: February 26, 2008

(j) Other Opinions

    (i)  Consent of Independent Registered Public Accounting
         Firm
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: February 26, 2008

(k) Omitted Financial  Statements
    Not Applicable

(l) Initial Capital Agreements

    (i)  Letter of Understanding relating to Franklin Equity
         Income Fund - Class C dated April 12, 1995
         Filing: Post-Effective Amendment No. 15 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing  Date: April 24, 1995

    (ii) Letter of Understanding relating to Franklin Total
         Return  Fund dated July 24, 1998
         Filing: Post-Effective Amendment No. 25 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: December 29, 1998

   (iii) Letter of Understanding relating to Franklin Floating
         Rate Daily Access Fund dated April 30, 2001
         Filing: Post-Effective Amendment No. 30 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: December  19, 2001

    (iv) Letter of Understanding relating to Franklin Real
         Return Fund dated November 17, 2004
         Filing: Post-Effective Amendment No. 37 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: December  30, 2004

    (v)  Letter of Understanding relating to Franklin Low
         Duration Total Return Fund dated November 17, 2004
         Filing: Post-Effective Amendment No. 37 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   December  30, 2004

(m) Rule 12b-1 Plan

    (i)  Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Adjustable U.S. Government Securities Fund and
         Franklin/Templeton Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   February 26, 2008

    (ii) Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Balanced Fund, and Franklin/Templeton Distributors,
         Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   February 26, 2008

   (iii) Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Convertible Securities Fund, and Franklin/Templeton
         Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   February 26, 2008

    (iv) Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Equity Income Fund, and Franklin/Templeton
         Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   February 26, 2008

    (v)  Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Floating Rate Daily Access Fund, and
         Franklin/Templeton Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

   (vi)  Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Limited  Maturity U.S. Government Securities Fund, and
         Franklin/Templeton Distributors, Inc.
         Filing:  Post-Effective Amendment  No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

   (vii) Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Low Duration Total Return  Fund, and Franklin/Templeton
         Distributors, Inc.
         Filing:  Post-Effective Amendment  No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:  February 26, 2008

  (viii) Form of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Real Return Fund, and Franklin/Templeton Distributors,
         Inc.
         Filing:  Post-Effective Amendment  No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

   (ix)  Form  of Class A Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Total Return Fund, and Franklin/Templeton
         Distributors, Inc.
         Filing:  Post-Effective Amendment  No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

   (x)   Form of Class B Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Equity Income Fund and  Franklin Floating Rate Daily
         Access Fund, and Franklin/Templeton Distributors, Inc.
         Filing:  Post-Effective Amendment  No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

    (xi) Form of Class B Distribution Plan pursuant to Rule 12b-
         1 between the Registrant, on behalf of Franklin Total
         Return Fund, and Franklin/Templeton Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration  Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

(xii)    Form of Class C Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Adjustable U.S. Government Securities Fund, Franklin
         Floating Rate Daily Access Fund and Franklin Total
         Return Fund, and Franklin/Templeton Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

(xiii)   Form of Class C Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Convertible Securities Fund, Franklin Equity Income
         Fund and Franklin Balanced Fund, and
         Franklin/Templeton Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration  Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

(xiv)    Form of Class C Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Real Return Fund, and Franklin Templeton Distributors,
         Inc.

(xv)     Form of Class R Distribution Plan pursuant to Rule
         12b-1 between the Registrant, on behalf of Franklin
         Balanced Fund, Franklin Equity Income Fund and
         Franklin Total Return Fund, and Franklin Templeton
         Distributors, Inc.
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:  February 26, 2008

(n) Rule 18f-3 Plan

     (i) Form of Multiple Class Plan on behalf of Franklin
         Adjustable U.S. Government Securities Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

    (ii) Form of Multiple Class Plan on behalf of Franklin
         Balanced  Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

   (iii) Form of Multiple Class Plan on behalf of Franklin
         Convertible Securities Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

    (iv) Form of Multiple Class Plan on behalf of Franklin
         Equity Income Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date:   February 26, 2008

    (v)  Form  of Multiple Class Plan on   behalf of Franklin
         Floating Rate Daily Access Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on   Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

    (vi) Form of Multiple Class Plan on behalf of Franklin
         Limited Maturity U.S. Government Securities Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

   (vii) Form of Multiple Class Plan on behalf of Franklin Low
         Duration Total Return Fund
         Filing:   Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File  No. 033-11444
         Filing Date:   February 26, 2008

  (viii) Form of Multiple Class Plan on behalf of Franklin Real
         Return Fund

    (ix) Form of Multiple Class Plan on behalf of Franklin
         Total Return Fund
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: February 26, 2008

(p)  Code of Ethics

    (i)  Code of Ethics dated May 2008

(q)  Power of Attorney

    (i)  Power of Attorney dated February 25, 2008 for Franklin
         Investors Securities Trust, a Delaware Statutory Trust
         Filing: Post-Effective Amendment No. 43 to
         Registration Statement on Form N-1A
         File No. 033-11444
         Filing Date: February 26, 2008

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
          FUND

          None

ITEM 25.   INDEMNIFICATION

The Agreement and Declaration of Trust (the "Declaration") of
FIST provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such
Trust shall be liable to such Trust and its shareholders only for (1) any act or omission that constitutes a bad faith
violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties
involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances, these persons shall not be responsible or
liable for any act or omission of any other agent of such Trust or its investment adviser or principal underwriter to the
fullest extent that limitations of liability are permitted by the Delaware Statutory Trust Act (the "Delaware Act"). Moreover,
except in these instances, none of these persons, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of such Trust or any trustee thereof.

FIST shall indemnify, out of its assets, to the fullest extent permitted under applicable law, any of these persons who was or is a party, or is threatened to be made a party, to any
Proceeding (as defined in the Declaration) because the person is or was an agent of such Trust. These persons shall be
indemnified against any expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to
believe that the conduct was unlawful. The termination of any proceeding by judgment, settlement or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the
Securities Act of 1933, as amended, may be permitted to
Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the Securities and Exchange
Commission such indemnification is against public policy as
expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is
asserted by such Trustee, officer or controlling person in
connection with securities being registered, the Fund may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or
appropriate jurisdiction the question whether such
indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The officers and directors Franklin Advisers, Inc. (Advisers)
Registrant's manager, also serve as officers and/or
directors/trustees for (1) Advisers' corporate parent, Franklin
Resources, Inc., and/or (2) other investment companies in
Franklin Templeton Investments. For additional information
please see Part B and Schedules A and D of Form ADV of Advisers
(SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and
information as to any business, profession, vocation or
employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 27. PRINCIPAL UNDERWRITERS

a) Franklin Templeton Distributors, Inc. (Distributors), also acts as principal underwriter of shares of:

Franklin California Tax-Free Income Fund
Franklin California Tax-Free Trust
Franklin Capital Growth Fund
Franklin Custodian Funds
Franklin Federal Tax-Free Income Fund
Franklin Global Trust
Franklin Gold and Precious Metals Fund
Franklin High Income Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Recovery Fund
Franklin Mutual Series Funds
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Templeton Variable Insurance Products Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton China World Fund
Templeton Developing Markets Trust
Templeton Funds
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds

b) The information required by this Item 27 with respect to
each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission
pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an
affiliated person of an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Fund at One Franklin Parkway, San Mateo, CA 94403-1906
or its shareholder services agent, Franklin Templeton Investor
Services, LLC, at 3344 Quality Drive, Rancho Cordova, CA 95670-
7313.

ITEM 29.  MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 30.  UNDERTAKINGS

Not Applicable

                         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this
Registration Statement pursuant to Rule 485(b) under the
Securities Act of 1933 and has duly caused this Registration
Statement to be signed on its behalf by the undersigned,
thereunto duly authorized in the City of San Mateo and the State of California, on the 13th day of October 28, 2008.

                       FRANKLIN INVESTORS SECURITIES TRUST
                                              (Registrant)
                       By: /s/ David P. Goss
                           David P. Goss
                           Vice President

Pursuant to the requirements of the Securities Act of 1933, this
Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Edward B. Jamieson*     Chief Executive Officer-
Edward B. Jamieson      Investment Management
                        Dated: October 28, 2008

Galen G. Vetter*        Chief Executive Officer-Finance
Galen G. Vetter         and Administration
                        Dated: October 28, 2008

Laura F. Fergerson*     Chief Financial Officer and
Laura F. Fergerson      Chief Accounting Officer
                        Dated: October 28, 2008

Harris J. Ashton*       Trustee
Harris J. Ashton        Dated: October 28, 2008

Robert F. Carlson*      Trustee
Robert F. Carlson       Dated: October 28, 2008

Sam Ginn*               Trustee
Sam Ginn                Dated: October 28, 2008

Edith E. Holiday*       Trustee
Edith E. Holiday        Dated:  October 28, 2008

Charles  B. Johnson*    Trustee
Charles  B. Johnson     Dated:  October 28, 2008

Rupert H. Johnson, Jr.* Trustee
Rupert H. Johnson, Jr.  Dated:  October 28, 2008

Frank W.T. LaHaye*      Trustee
Frank W.T. LaHaye       Dated:  October 28, 2008

Frank A. Olson*         Trustee
Frank A. Olson          Dated:  October 28, 2008

Larry D. Thompson*      Trustee
Larry D. Thompson       Dated:  October 28, 2008

John B.  Wilson*        Trustee
John B.  Wilson         Dated:  October 28, 2008

*By /s/ David P. Goss
    David P. Goss
    Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)

               FRANKLIN INVESTORS SECURITIES TRUST
                     REGISTRATION STATEMENT
                        EXHIBITS INDEX

EXHIBIT NO.              DESCRIPTION               LOCATION

EX-99.(a)(i)    Agreement and Declaration of Trust   *
                dated October 18, 2006

EX-99.(a)(ii)   Certificate of Amendment of          *
                Agreement and Declaration of Trust
                dated October 18, 2006

EX-99.(b)(i)    By-Laws                              *

EX-99.(d)(i)    Form of Investment Management        *
                Agreement between Registrant on
                behalf of Franklin Adjustable U.S.
                Government Securities Fund and
                Franklin Advisers, Inc.

EX-99.(d)(ii)   Form of Investment Management        *
                Agreement between  Registrant on
                behalf of Franklin Balanced Fund
                and Franklin Advisers, Inc.

EX-99.(d)(iii)  Form of Investment Management        *
                Agreement between Registrant, on
                behalf of Franklin Convertible
                Securities Fund and Franklin
                Equity Income Fund, and Franklin
                Advisers, Inc.

EX-99.(d)(iv)   Form of Investment Management        *
                Agreement between Registrant on
                behalf of Franklin Floating Rate
                Daily Access Fund and Franklin
                Advisers, Inc.

EX-99.(d)(v)    Form of Investment Management        *
                Agreement between Registrant on
                behalf of Franklin Limited
                Maturity U.S. Government
                Securities Fund and Franklin
                Advisers, Inc.

EX-99.(d)(vi)   Form of Investment Management        *
                Agreement between Registrant on
                behalf of Franklin Low Duration
                Total Return Fund and Franklin
                Advisers, Inc.

EX-99.(d)(vii)  Form of Investment Management        *
                Agreement between  Registrant on
                behalf of Franklin Real Return
                Fund and Franklin  Advisers, Inc.

EX-99.(d)(viii) Form of Investment Management        *
                Agreement between Registrant on
                behalf of Franklin Total Return
                Fund and Franklin Advisers, Inc.

EX-99.(e)(i)    Form of Distribution Agreement       *
                between Registrant and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(e)(ii)   Form of Selling Agreements between   *
                Franklin/Templeton Distributors,
                Inc. and Securities Dealers dated
                November 1, 2003

EX-99.(e)(iii)  Amendment dated May 15, 2007 to      *
                form of Selling Agreement between
                Franklin/Templeton Distributors,
                Inc., and Securities Dealers dated
                November 1, 2003

EX-99.(g)(i)    Master Custodian Agreement           *
                between Registrant and Bank of
                New York dated February 16, 1996

EX-99.(g)(ii)   Amendment dated May 7, 1997 to       *
                Master Custody Agreement between
                Registrant and Bank of New York
                dated February 16, 1996

EX-99.(g)(iii)  Amendment dated February 27, 1998    *
                to Master Custody  Agreement
                between the Registrant and Bank of
                New York dated February 16, 1996

EX-99.(g)(iv)   Amendment dated May 16, 2001 to      *
                Master Custody Agreement between
                Registrant and Bank of New York
                dated February 16, 1996

EX-99.(g)(v)    Amendment dated June 3, 2008, to  Attached
                Exhibit A of the Master Custody
                Agreement between Registrant and
                Bank of New York dated February
                16, 1996

EX-99.(g)(vi)   Amended and Restated Foreign        *
                Custody Manager Agreement between
                the Registrant and Bank of New
                York as of May 16, 2001

EX-99.(g)(vii)  Amendment dated June 3, 2008, to  Attached
                Schedule 1 of the Amended and
                Restated Foreign Custody Manger
                Agreement between Registrant and
                Bank of New York

EX-99.(g)(viii) Amendment dated June 9, 2008, to  Attached
                Schedule 2 of the Amended and
                Restated Foreign Custody Manager
                Agreement between Registrant and
                Bank of New York made as of May
                16, 2001

EX-99.(g)(ix)   Terminal Link Agreement between     *
                Registrant and Bank of New York
                dated February 16, 1996

EX-99.(h)(i)    Form of Subcontract for Fund        *
                Administrative Services between
                Franklin Advisers, Inc., and
                Franklin Templeton Services, LLC

EX-99.(h)(ii)   Form of Subcontract for Fund        *
                Administrative Services on behalf
                of Franklin Adjustable U.S.
                Government Securities Fund, and
                Franklin Advisers, Inc

EX-99.(h)(iii)  Form of Fund Administration         *
                Agreement between the Registrant,
                on behalf of Franklin Balanced
                Fund, and Franklin Templeton
                Services, LLC

EX-99.(h)(iv)   Form of Fund Administration         *
                Agreement between the Registrant,
                on behalf of Franklin Floating
                Rate Daily Access Fund, and
                Franklin Templeton Services, LLC

EX-99.(h)(v)    Form of Fund Administration         *
                Agreement between the Registrant,
                on behalf of Franklin Low Duration
                Total Return Fund, and Franklin
                Templeton Services, LLC

EX-99.(h)(vi)   Form of Fund Administration         *
                Agreement between the Registrant,
                on behalf of Franklin Real Return
                Fund, and Franklin Templeton
                Services, LLC

EX-99.(h)(vii)  Form of Fund Administration         *
                Agreement between the Registrant,
                on behalf of Franklin Total Return
                Fund, and Franklin Templeton
                Services, LLC

EX-99.(i)(i)    Legal Opinion dated February 25,    *
                2008

EX-99.(j)(i)    Consent of Independent Registered   *
                Public Accounting Firm

EX-99.(l)(i)    Letter of Understanding relating    *
                to Franklin Equity Income Fund -
                Class C dated April 12, 1995

EX-99.(l)(ii)   Letter of Understanding relating    *
                to Franklin Total Return Fund
                dated July 24, 1998

EX-99.(l)(iii)  Letter of Understanding relating    *
                to Franklin Floating Rate Daily
                Access Fund dated April 30, 2001

EX-99.(l)(iv)   Letter of Understanding relating    *
                to Franklin Real Return Fund dated
                November  17, 2004

EX-99.(l)(v)    Letter of Understanding relating    *
                to Franklin Low Duration Total
                Return Fund dated November 17,
                2004

EX-99.(m)(i)    Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Adjustable U.S.
                Government Securities Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(ii)   Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Balanced Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(iii)  Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Convertible Securities
                Fund, and Franklin/Templeton
                Distributors, Inc.

EX-99.(m)(iv)   Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Equity Income Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(v)    Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Floating Rate Daily
                Access Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(vi)   Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Limited Maturity U.S.
                Government Securities Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(vii)  Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Low Duration Total Return
                Fund, and Franklin/Templeton
                Distributors, Inc.

Ex-99.(m)(viii) Form of Class A Distribution Plan   *
                between  Registrant, on behalf of
                Franklin Real Return Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(ix)   Form of Class A Distribution Plan   *
                between Registrant, on behalf of
                Franklin Total Return Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(x)    Form of Class B Distribution Plan   *
                between Registrant, on behalf of
                Franklin Equity Income Fund and
                Franklin Floating Rate Daily
                Access Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(xi)   Form of Class B Distribution Plan   *
                between Registrant, on behalf of
                Franklin Total Return Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(xii)  Form of Class C Distribution Plan   *
                between Registrant, on behalf of
                Franklin Adjustable U.S.
                Government Fund, Franklin Floating
                Rate Daily Access Fund and
                Franklin Total Return Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(xiii) Form of Class C Distribution Plan   *
                between Registrant, on behalf of
                Franklin Convertible Securities
                Fund, Franklin Equity Income Fund
                and Franklin Balanced Fund, and
                Franklin/Templeton Distributors,
                Inc.

EX-99.(m)(xiv)  Form of Class C Distribution Plan  Attached
                between Franklin Real Return Fund,
                and Franklin Templeton
                Distributors, Inc.

EX-99.(m)(xv)   Form of Class R Distribution Plan   *
                between Franklin Investors
                Securities Trust on behalf of
                Franklin Balanced Fund, Franklin
                Equity Income Fund and Franklin
                Total Return Fund, and Franklin
                Templeton Distributors, Inc.,
                dated August 1, 2002

EX-99.(n)(i)    Form of Multiple Class on behalf   *
                of Franklin Adjustable U.S.
                Government Securities Fund

EX-99.(n)(ii)   Form of Multiple Class on behalf    *
                of Franklin Balanced Fund

EX-99.(n)(iii)  Form of Multiple Class on behalf    *
                of Franklin Convertible Securities
                Fund

EX-99.(n)(iv)   Form of Multiple Class on behalf    *
                of Franklin Equity Income Fund

EX-99.(n)(v)    Form of Multiple Class on behalf    *
                of Franklin Floating Rate Daily
                Access Fund

EX-99.(n)(vi)   Form of Multiple Class on behalf    *
                of Franklin Limited Maturity U.S.
                Government Securities Fund

EX-99.(n)(vii)  Form of Multiple Class on behalf    *
                of Franklin Low Duration Total
                Return Fund

EX-99.(n)(viii) Form of Multiple Class on behalf  Attached
                of Franklin Real Return Fund

EX-99.(n)(ix)   Form of Multiple Class on behalf    *
                of Franklin Total Return Fund

EX-99.(p)(i)    Code of Ethics dated May 2008    Attached

EX-99.(q)(i)    Power of Attorney dated February    *
                25, 2008 for Franklin Investors
                Securities Trust, a Delaware
                Statutory Trust

*Incorporated by Reference